UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004 Vanguard Tax-Managed Growth and Income Fund	Shares	Market Value (000)
COMMON STOCKS (100.1%)

Auto & Transportation (2.6%)
United Parcel Service, Inc.	261,000	$19,815
FedEx Corp.	69,784	5,980
Ford Motor Co.	424,311	5,962
General Motors Corp.	131,102	5,569
Harley-Davidson, Inc.	68,400	4,066
Union Pacific Corp.	60,200	3,528
Burlington Northern Santa Fe Corp.	86,527	3,315
PACCAR, Inc.	40,210	2,779
Norfolk Southern Corp.	91,419	2,719
Southwest Airlines Co.	183,732	2,502
CSX Corp.	49,914	1,657
Genuine Parts Co.	40,537	1,556
Delphi Corp.	130,773	1,215
Dana Corp.	34,593	612
*Navistar International Corp.	16,256	605
*The Goodyear Tire & Rubber Co.	40,516	435
Cooper Tire & Rubber Co.	17,185	347
Visteon Corp.	29,895	239
*Delta Air Lines, Inc.	29,000	95

	62,996

Consumer Discretionary (13.9%)
Wal-Mart Stores, Inc.	984,798	52,391
Home Depot, Inc.	509,744	19,982
*Time Warner, Inc.	1,061,214	17,128
*eBay Inc.	153,500	14,113
Viacom Inc. Class B	398,906	13,387
The Walt Disney Co.	476,996	10,756
*Yahoo! Inc.	315,900	10,712
Lowe's Cos., Inc.	181,012	9,838
Gillette Co.	232,516	9,705
Target Corp.	209,728	9,490
McDonald's Corp.	291,730	8,177
Kimberly-Clark Corp.	114,744	7,411
Carnival Corp.	147,000	6,952
Cendant Corp.	245,097	5,294
Gannett Co., Inc.	61,804	5,177
NIKE, Inc. Class B	61,112	4,816
Avon Products, Inc.	109,868	4,799
Costco Wholesale Corp.	107,152	4,453
Clear Channel Communications, Inc.	136,857	4,266
*Starbucks Corp.	92,300	4,196
Best Buy Co., Inc.	75,450	4,092
The Gap, Inc.	209,885	3,925
*Kohl's Corp.	79,400	3,826
Waste Management, Inc.	134,551	3,679
The McGraw-Hill Cos., Inc.	44,076	3,512
Staples, Inc.	115,500	3,444
*Apollo Group, Inc. Class A	44,700	3,280
*Electronic Arts Inc.	70,500	3,242
Omnicom Group Inc.	43,400	3,171
Tribune Co.	73,791	3,037
International Game Technology	80,000	2,876
Marriott International, Inc. Class A	53,149	2,762
Yum! Brands, Inc.	67,550	2,747
*Bed Bath & Beyond, Inc.	69,800	2,590
TJX Cos., Inc.	113,308	2,497
Limited Brands, Inc.	109,794	2,447
*Univision Communications Inc.	74,787	2,364
J.C. Penney Co., Inc. (Holding Co.)	66,906	2,360
Starwood Hotels & Resorts Worldwide, Inc.	48,400	2,247
Eastman Kodak Co.	66,528	2,144
Sears, Roebuck & Co.	49,099	1,957
Federated Department Stores, Inc.	41,700	1,894
*Coach, Inc.	43,546	1,847
Mattel, Inc.	96,120	1,743
May Department Stores Co.	67,520	1,731
Hilton Hotels Corp.	89,067	1,678
Cintas Corp.	39,682	1,668
R.R. Donnelley & Sons Co.	50,927	1,595
*Fisher Scientific International Inc.	26,717	1,558
Dollar General Corp.	76,062	1,533
*AutoZone Inc.	19,300	1,491
Black & Decker Corp.	18,686	1,447
Harrah's Entertainment, Inc.	25,949	1,375
New York Times Co. Class A	34,030	1,331
Newell Rubbermaid, Inc.	63,973	1,282
VF Corp.	25,742	1,273
Nordstrom, Inc.	32,648	1,248
Leggett & Platt, Inc.	44,400	1,248
Knight Ridder	17,970	1,176
*Office Depot, Inc.	72,500	1,090
*AutoNation, Inc.	62,100	1,061
RadioShack Corp.	36,964	1,059
Family Dollar Stores, Inc.	39,000	1,057
*Interpublic Group of Cos., Inc.	98,354	1,042
Tiffany & Co.	33,800	1,039
Jones Apparel Group, Inc.	28,900	1,035
Robert Half International, Inc.	39,900	1,028
Liz Claiborne, Inc.	24,938	941
Whirlpool Corp.	15,353	923
Alberto-Culver Co. Class B	21,179	921
Wendy's International, Inc.	26,351	885
*Toys R Us, Inc.	49,791	883
Darden Restaurants Inc.	36,511	851
International Flavors & Fragrances, Inc.	21,982	840
The Stanley Works	19,006	808
Sabre Holdings Corp.	31,731	778
Hasbro, Inc.	41,025	771
Circuit City Stores, Inc.	46,100	707
*Monster Worldwide Inc.	27,300	673
*Allied Waste Industries, Inc.	73,700	652
Meredith Corp.	11,696	601
Reebok International Ltd.	13,691	503
*Convergys Corp.	33,300	447
Dillard's Inc.	19,386	383
Snap-On Inc.	13,367	368
Maytag Corp.	18,364	337
*Big Lots Inc.	26,752	327
Viacom Inc. Class A	3,800	129

	334,499

Consumer Staples (7.3%)
The Procter & Gamble Co.	590,102	31,936
The Coca-Cola Co.	563,326	22,561
Altria Group, Inc.	476,179	22,399
PepsiCo, Inc.	393,215	19,130
Anheuser-Busch Cos., Inc.	185,928	9,287
Walgreen Co.	237,860	8,523
Colgate-Palmolive Co.	123,412	5,576
Sysco Corp.	148,416	4,441
Sara Lee Corp.	184,172	4,210
Kellogg Co.	96,036	4,097
General Mills, Inc.	88,282	3,964
CVS Corp.	92,724	3,906
Wm. Wrigley Jr. Co.	52,194	3,304
ConAgra Foods, Inc.	122,792	3,157
H.J. Heinz Co.	81,088	2,921
Hershey Foods Corp.	57,275	2,675
*The Kroger Co.	171,176	2,657
The Clorox Co.	49,514	2,639
Campbell Soup Co.	95,212	2,503
Reynolds American Inc.	34,300	2,334
Coca-Cola Enterprises, Inc.	108,800	2,056
Albertson's, Inc.	85,174	2,038
*Safeway, Inc.	103,906	2,006
The Pepsi Bottling Group, Inc.	59,000	1,602
UST, Inc.	38,399	1,546
Brown-Forman Corp. Class B	28,344	1,298
McCormick & Co., Inc.	31,800	1,092
SuperValu Inc.	31,392	865
Adolph Coors Co. Class B	8,728	593
Winn-Dixie Stores, Inc.	32,508	100

	175,416

Financial Services (21.8%)
Citigroup, Inc.	1,202,410	53,050
American International Group, Inc.	604,763	41,118
Bank of America Corp.	944,172	40,911
JPMorgan Chase & Co.	826,837	32,850
Wells Fargo & Co.	391,904	23,369
American Express Co.	294,219	15,141
Wachovia Corp.	303,930	14,270
Fannie Mae	224,632	14,242
U.S. Bancorp	436,254	12,608
Morgan Stanley	254,978	12,570
Merrill Lynch & Co., Inc.	218,155	10,847
The Goldman Sachs Group, Inc.	112,900	10,527
Freddie Mac	159,460	10,403
First Data Corp.	199,003	8,657
Washington Mutual, Inc.	202,570	7,916
Allstate Corp.	160,980	7,725
MBNA Corp.	296,692	7,477
Metropolitan Life Insurance Co.	174,100	6,729
Fifth Third Bancorp	132,354	6,514
National City Corp.	153,930	5,945
Prudential Financial, Inc.	120,400	5,664
Automatic Data Processing, Inc.	135,536	5,600
Marsh & McLennan Cos., Inc.	120,812	5,528
SunTrust Banks, Inc.	78,252	5,510
The Bank of New York Co., Inc.	180,400	5,262
Countrywide Financial Corp.	130,798	5,152
St. Paul Travelers Cos., Inc.	155,296	5,134
BB&T Corp.	128,656	5,106
Lehman Brothers Holdings, Inc.	62,963	5,019
AFLAC Inc.	117,800	4,619
SLM Corp.	101,200	4,514
Progressive Corp. of Ohio	50,500	4,280
The Hartford Financial Services Group Inc.	68,102	4,218
Capital One Financial Corp.	56,100	4,146
Golden West Financial Corp.	35,454	3,934
Regions Financial Corp.	107,321	3,548
PNC Financial Services Group	65,431	3,540
State Street Corp.	78,100	3,336
Franklin Resources Corp.	57,900	3,229
SouthTrust Corp.	77,300	3,220
The Chubb Corp.	44,409	3,121
KeyCorp	94,248	2,978
Charles Schwab Corp.	316,675	2,910
Mellon Financial Corp.	98,456	2,726
ACE Ltd.	66,000	2,644
Paychex, Inc.	87,575	2,640
The Principal Financial Group, Inc.	72,700	2,615
M & T Bank Corp.	27,156	2,599
Simon Property Group, Inc. REIT	48,300	2,590
Equity Office Properties Trust REIT	93,400	2,545
Loews Corp.	43,100	2,521
Moody's Corp.	34,280	2,511
XL Capital Ltd. Class A	32,100	2,375
Comerica, Inc.	39,753	2,359
North Fork Bancorp, Inc.	52,739	2,344
Bear Stearns Co., Inc.	24,001	2,308
CIGNA Corp.	31,838	2,217
Aon Corp.	73,150	2,102
Northern Trust Corp.	50,988	2,080
Marshall & Ilsley Corp.	51,600	2,079
Equity Residential REIT	65,200	2,021
AmSouth Bancorp	82,263	2,007
Ambac Financial Group, Inc.	25,100	2,007
MBIA, Inc.	33,200	1,933
Lincoln National Corp.	40,842	1,920
H & R Block, Inc.	38,232	1,889
Synovus Financial Corp.	71,828	1,878
Sovereign Bancorp, Inc.	79,418	1,733
Cincinnati Financial Corp.	39,150	1,614
*SunGard Data Systems, Inc.	67,100	1,595
*Fiserv, Inc.	45,450	1,584
Jefferson-Pilot Corp.	31,643	1,571
MGIC Investment Corp.	22,900	1,524
T. Rowe Price Group Inc.	29,600	1,508
ProLogis REIT	42,200	1,487
Plum Creek Timber Co. Inc. REIT	42,400	1,485
Torchmark Corp.	25,398	1,351
SAFECO Corp.	29,220	1,334
Huntington Bancshares Inc.	53,110	1,323
Zions Bancorp	20,800	1,270
First Horizon National Corp.	28,800	1,249
UnumProvident Corp.	68,762	1,079
*Providian Financial Corp.	67,728	1,052
*E*TRADE FINANCIAL Corp.	86,842	992
Green Point Financial Corp.	18,700	868
Equifax, Inc.	31,800	838
Dow Jones & Co., Inc.	19,040	773
Apartment Investment & Management Co. Class A REIT	21,800	758
Janus Capital Group Inc.	55,600	757
Federated Investors, Inc.	25,200	717
Ryder System, Inc.	15,064	709
Deluxe Corp.	11,582	475

	526,993

Health Care (12.8%)
Pfizer Inc.	1,752,647	53,631
Johnson & Johnson	688,992	38,811
Merck & Co., Inc.	514,858	16,990
*Amgen, Inc.	293,804	16,653
Eli Lilly & Co.	262,396	15,757
Abbott Laboratories	362,394	15,351
Medtronic, Inc.	280,636	14,565
Wyeth	309,636	11,580
UnitedHealth Group Inc.	154,271	11,376
Bristol-Myers Squibb Co.	451,576	10,689
*Boston Scientific Corp.	195,564	7,770
Schering-Plough Corp.	341,885	6,516
Guidant Corp.	73,100	4,828
*Biogen Idec Inc.	78,525	4,803
Baxter International, Inc.	142,788	4,592
*Zimmer Holdings, Inc.	56,897	4,497
Stryker Corp.	93,200	4,481
Cardinal Health, Inc.	99,968	4,376
HCA Inc.	111,986	4,272
*Forest Laboratories, Inc.	86,100	3,873
*WellPoint Health Networks Inc. Class A	36,400	3,825
*Gilead Sciences, Inc.	99,952	3,736
Aetna Inc.	35,659	3,563
*Caremark Rx, Inc.	108,192	3,470
*St. Jude Medical, Inc.	41,092	3,093
Becton, Dickinson & Co.	58,092	3,003
*Genzyme Corp.-General Division	53,000	2,884
*Anthem, Inc.	32,410	2,828
Biomet, Inc.	59,015	2,767
Allergan, Inc.	30,636	2,223
Quest Diagnostics, Inc.	23,700	2,091
*Medco Health Solutions, Inc.	63,001	1,947
*Chiron Corp.	43,500	1,923
McKesson Corp.	68,169	1,749
AmerisourceBergen Corp.	26,000	1,396
C.R. Bard, Inc.	24,354	1,379
*MedImmune Inc.	57,900	1,372
IMS Health, Inc.	54,046	1,293
*Express Scripts Inc.	18,100	1,183
*Tenet Healthcare Corp.	107,899	1,164
Health Management Associates Class A	56,200	1,148
Mylan Laboratories, Inc.	62,500	1,125
*Hospira, Inc.	36,189	1,107
Bausch & Lomb, Inc.	12,402	824
*Watson Pharmaceuticals, Inc.	25,300	745
*Humana Inc.	36,900	737
*King Pharmaceuticals, Inc.	55,766	666
Manor Care, Inc.	20,213	606
*Millipore Corp.	11,494	550

	309,808

Integrated Oils (5.2%)
ExxonMobil Corp.	1,509,994	72,978
ChevronTexaco Corp.	494,550	26,528
ConocoPhillips Co.	159,893	13,247
Occidental Petroleum Corp.	90,945	5,087
Marathon Oil Corp.	80,378	3,318
Unocal Corp.	61,523	2,645
Amerada Hess Corp.	21,217	1,888

	125,691

Other Energy (2.1%)
Schlumberger Ltd.	137,110	9,229
Devon Energy Corp.	56,203	3,991
Anadarko Petroleum Corp.	58,009	3,849
Apache Corp.	75,750	3,796
Burlington Resources, Inc.	91,534	3,735
Halliburton Co.	102,578	3,456
Baker Hughes, Inc.	77,491	3,388
*Transocean Inc.	74,500	2,666
Valero Energy Corp.	29,600	2,374
Kerr-McGee Corp.	35,120	2,011
BJ Services Co.	37,400	1,960
EOG Resources, Inc.	27,300	1,798
*Nabors Industries, Inc.	34,600	1,638
Williams Cos., Inc.	120,800	1,462
*Noble Corp.	31,000	1,393
El Paso Corp.	148,100	1,361
Sunoco, Inc.	17,545	1,298
*Rowan Cos., Inc.	24,586	649
*Dynegy, Inc.	88,100	440
*Calpine Corp.	102,861	298

	50,792

Materials & Processing (3.7%)
E.I. du Pont de Nemours & Co.	231,733	9,918
Dow Chemical Co.	218,096	9,854
Alcoa Inc.	202,056	6,787
Newmont Mining Corp. (Holding Co.)	103,009	4,690
International Paper Co.	112,932	4,564
Weyerhaeuser Co.	55,569	3,694
Masco Corp.	100,468	3,469
Praxair, Inc.	75,520	3,228
Air Products & Chemicals, Inc.	52,780	2,870
Archer-Daniels-Midland Co.	151,114	2,566
PPG Industries, Inc.	39,825	2,440
Monsanto Co.	62,020	2,259
Rohm & Haas Co.	51,957	2,233
Georgia Pacific Group	59,984	2,156
Phelps Dodge Corp.	21,856	2,011
*American Standard Cos., Inc.	49,600	1,930
Ecolab, Inc.	59,560	1,873
Nucor Corp.	18,497	1,690
Avery Dennison Corp.	25,684	1,689
Freeport-McMoRan Copper & Gold, Inc. Class B	41,100	1,665
MeadWestvaco Corp.	46,679	1,489
Sherwin-Williams Co.	33,194	1,459
Vulcan Materials Co.	23,900	1,218
United States Steel Corp.	26,200	986
Ball Corp.	26,004	973
Sigma-Aldrich Corp.	16,100	934
Ashland, Inc.	16,506	926
*Sealed Air Corp.	19,536	905
Temple-Inland Inc.	13,000	873
Fluor Corp.	19,280	858
Eastman Chemical Co.	17,982	855
Engelhard Corp.	28,790	816
*Pactiv Corp.	34,677	806
Boise Cascade Corp.	20,330	677
Bemis Co., Inc.	24,850	661
Louisiana-Pacific Corp.	25,300	657
Worthington Industries, Inc.	20,002	427
Allegheny Technologies Inc.	22,300	407
*Hercules, Inc.	26,217	374
Great Lakes Chemical Corp.	11,543	296

	88,183

Producer Durables (4.2%)
United Technologies Corp.	118,789	11,093
The Boeing Co.	194,883	10,060
Illinois Tool Works, Inc.	70,148	6,536
*Applied Materials, Inc.	394,300	6,502
Caterpillar, Inc.	79,590	6,403
Emerson Electric Co.	97,432	6,030
Lockheed Martin Corp.	103,276	5,761
Northrop Grumman Corp.	83,298	4,442
Deere & Co.	57,579	3,717
Danaher Corp.	71,600	3,672
*Xerox Corp.	194,862	2,744
Ingersoll-Rand Co.	40,190	2,732
*Lexmark International, Inc.	30,100	2,529
*Agilent Technologies, Inc.	112,801	2,433
Pitney Bowes, Inc.	53,580	2,363
*KLA-Tencor Corp.	45,700	1,896
Dover Corp.	47,180	1,834
Pulte Homes, Inc.	29,542	1,813
Parker Hannifin Corp.	27,673	1,629
Rockwell Collins, Inc.	41,153	1,528
Centex Corp.	28,632	1,445
Molex, Inc.	44,025	1,313
Cooper Industries, Inc. Class A	21,995	1,298
W.W. Grainger, Inc.	21,146	1,219
*Waters Corp.	27,400	1,208
*Thermo Electron Corp.	37,800	1,021
KB HOME	10,711	905
*Novellus Systems, Inc.	33,100	880
Goodrich Corp.	27,754	870
American Power Conversion Corp.	46,600	810
Cummins Inc.	10,341	764
Tektronix, Inc.	21,352	710
Pall Corp.	28,895	707
*Teradyne, Inc.	45,100	604
*Andrew Corp.	37,400	458
Crane Co.	13,554	392
*Power-One, Inc.	19,000	123

	100,444

Technology (13.9%)
Microsoft Corp.	2,523,668	69,779
International Business Machines Corp.	388,801	33,336
Intel Corp.	1,489,136	29,872
*Cisco Systems, Inc.	1,569,605	28,410
*Dell Inc.	579,400	20,627
QUALCOMM Inc.	377,800	14,749
*Oracle Corp.	1,200,272	13,539
Hewlett-Packard Co.	700,981	13,143
Motorola, Inc.	548,473	9,894
Texas Instruments, Inc.	401,869	8,552
*EMC Corp.	558,150	6,441
General Dynamics Corp.	46,432	4,741
*Symantec Corp.	73,200	4,017
Raytheon Co.	104,619	3,973
*Corning, Inc.	323,077	3,580
Computer Associates International, Inc.	135,900	3,574
*Apple Computer, Inc.	90,100	3,491
Analog Devices, Inc.	87,900	3,409
Maxim Integrated Products, Inc.	75,400	3,189
*Lucent Technologies, Inc.	1,000,410	3,171
*Sun Microsystems, Inc.	772,984	3,123
Adobe Systems, Inc.	55,700	2,755
Linear Technology Corp.	71,300	2,584
Electronic Data Systems Corp.	118,700	2,302
Xilinx, Inc.	80,700	2,179
*Computer Sciences Corp.	43,844	2,065
*Broadcom Corp.	74,800	2,041
*Intuit, Inc.	44,500	2,020
*Network Appliance, Inc.	83,100	1,911
*Veritas Software Corp.	100,589	1,790
*Micron Technology, Inc.	141,746	1,705
*PeopleSoft, Inc.	85,400	1,695
*Altera Corp.	86,536	1,693
*Affiliated Computer Services, Inc. Class A	29,800	1,659
Rockwell Automation, Inc.	42,753	1,655
*Avaya Inc.	105,159	1,466
*National Semiconductor Corp.	83,460	1,293
Autodesk, Inc.	26,420	1,285
*JDS Uniphase Corp.	334,675	1,128
*Solectron Corp.	223,900	1,108
*NCR Corp.	21,780	1,080
*Jabil Circuit, Inc.	46,700	1,074
*Advanced Micro Devices, Inc.	82,200	1,069
Scientific-Atlanta, Inc.	35,356	916
*Tellabs, Inc.	96,500	887
Applera Corp.-Applied Biosystems Group	46,900	885
*Siebel Systems, Inc.	116,700	880
*Comverse Technology, Inc.	45,500	857
*Sanmina-SCI Corp.	121,100	854
*BMC Software, Inc.	51,685	817
*Unisys Corp.	77,481	800
*Mercury Interactive Corp.	21,700	757
Symbol Technologies, Inc.	55,650	703
*Citrix Systems, Inc.	39,600	694
*QLogic Corp.	21,600	640
*Novell, Inc.	89,902	567
*NVIDIA Corp.	38,600	560
PerkinElmer, Inc.	29,680	511
*Compuware Corp.	89,800	462
*Gateway, Inc.	86,500	428
*LSI Logic Corp.	88,874	383
*PMC Sierra Inc.	41,100	362
*ADC Telecommunications, Inc.	188,000	340
*Parametric Technology Corp.	62,300	329
*CIENA Corp.	131,849	261
*Applied Micro Circuits Corp.	72,500	227

	336,287

Utilities (7.2%)
Verizon Communications Inc.	642,764	25,312
SBC Communications Inc.	768,970	19,955
*Comcast Corp. Class A	461,630	13,036
BellSouth Corp.	424,972	11,525
*AT&T Wireless Services Inc.	633,709	9,366
Sprint Corp.	337,280	6,789
*Nextel Communications, Inc.	258,500	6,163
Exelon Corp.	153,086	5,617
Southern Co.	171,412	5,139
Dominion Resources, Inc.	76,695	5,004
Duke Energy Corp.	217,706	4,983
ALLTEL Corp.	71,636	3,934
TXU Corp.	69,044	3,309
Entergy Corp.	52,586	3,187
FirstEnergy Corp.	76,461	3,141
FPL Group, Inc.	43,049	2,941
American Electric Power Co., Inc.	91,937	2,938
*PG&E Corp.	93,058	2,829
AT&T Corp.	184,598	2,643
Progress Energy, Inc.	57,311	2,427
Consolidated Edison Inc.	55,900	2,350
Public Service Enterprise Group, Inc.	55,135	2,349
Ameren Corp.	45,105	2,082
PPL Corp.	43,280	2,042
Edison International	75,628	2,005
Sempra Energy	53,884	1,950
Kinder Morgan, Inc.	28,700	1,803
DTE Energy Co.	40,402	1,705
Cinergy Corp.	41,806	1,656
Constellation Energy Group, Inc.	40,758	1,624
Xcel Energy, Inc.	92,636	1,604
*Comcast Corp. Class A	57,192	1,597
*AES Corp.	150,300	1,501
KeySpan Corp.	37,200	1,458
*Qwest Communications International Inc.	419,679	1,398
NiSource, Inc.	61,259	1,287
CenturyTel, Inc.	31,300	1,072
Citizens Communications Co.	76,800	1,028
Pinnacle West Capital Corp.	21,100	876
CenterPoint Energy Inc.	71,387	740
TECO Energy, Inc.	46,000	622
*Allegheny Energy, Inc.	29,600	472
NICOR Inc.	10,180	374
Peoples Energy Corp.	8,619	359
*CMS Energy Corp.	37,000	352

	174,544

Other (5.4%)
General Electric Co.	2,450,724	82,295
3M Co.	181,690	14,530
Tyco International Ltd.	466,262	14,296
Honeywell International Inc.	199,628	7,159
Johnson Controls, Inc.	44,152	2,508
Fortune Brands, Inc.	33,388	2,474
Eaton Corp.	35,218	2,233
Textron, Inc.	32,204	2,070
ITT Industries, Inc.	21,501	1,720
Brunswick Corp.	22,326	1,022

	130,307

TOTAL COMMON STOCKS
(Cost $1,914,928)	2,415,960

TEMPORARY CASH INVESTMENT (0.1%)

Vanguard Market Liquidity Fund, 1.74%**	2,119,495	2,119

TOTAL TEMPORARY CASH INVESTMENT
(Cost $2,119)	2,119

TOTAL INVESTMENTS (100.2%)
(Cost $1,917,047)	2,418,079

OTHER ASSETS AND LIABILITIES-NET (-0.2%)	(4,027)

NET ASSETS (100%)	$2,414,052

*Non-income-producing security.
** Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT-Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $1,914,047,000. Net unrealized appreciation of investment securities for tax purposes was $501,032,000, consisting of unrealized gains of $616,346,000 on securities that had risen in value since their purchase and $115,314,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.